INVESTMENT SECURITIES - Equity instruments through OCI - Tabular disclosure (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets	$ 259,515,428	$ 245,105,338
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial assets	1,328,092	1,090,601
Investment securities at fair value
Disclosure of financial assets [line items]
Financial assets	22,947,186	20,057,614
Equity investments | Investment securities at fair value | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial assets	1,328,092	1,090,601
Equity investments | Investment securities at fair value | Investments in equity instruments designated at fair value through other comprehensive income [member] | Empresa de Energia de Bogota S.A. E.S.P.
Disclosure of financial assets [line items]
Financial assets	1,055,163	841,279
Equity investments | Investment securities at fair value | Investments in equity instruments designated at fair value through other comprehensive income [member] | Gas Natural S.A. ESP
Disclosure of financial assets [line items]
Financial assets	45,945	43,460
Equity investments | Investment securities at fair value | Investments in equity instruments designated at fair value through other comprehensive income [member] | Mineros S.A.
Disclosure of financial assets [line items]
Financial assets	72,638	45,706
Equity investments | Investment securities at fair value | Investments in equity instruments designated at fair value through other comprehensive income [member] | Bolsa de Valores de Colombia S.A.
Disclosure of financial assets [line items]
Financial assets	46,817	48,351
Equity investments | Investment securities at fair value | Investments in equity instruments designated at fair value through other comprehensive income [member] | Sociedades Portuarias
Disclosure of financial assets [line items]
Financial assets	29,840	28,897
Equity investments | Investment securities at fair value | Investments in equity instruments designated at fair value through other comprehensive income [member] | Master Card
Disclosure of financial assets [line items]
Financial assets		7,526
Equity investments | Investment securities at fair value | Investments in equity instruments designated at fair value through other comprehensive income [member] | Others
Disclosure of financial assets [line items]
Financial assets	$ 77,689	$ 75,382